FINANCIAL INSTRUMENT RISK	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instrument Risk [Abstract]
FINANCIAL INSTRUMENT RISK [Text Block]
15.	FINANCIAL INSTRUMENT RISKS

The board of directors has overall responsibility for the establishment and oversight of the Company’s risk management framework. The Company examines the various financial instrument risks to which it is exposed and assesses the impact and likelihood of those risks. Financial instruments consist of cash and cash equivalents, marketable securities, accounts payable and accrued liabilities, convertible notes payable and derivative liabilities.

	a)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity risk by forecasting cash flows. Cash is invested in highly liquid investments that are available to discharge obligations when they come due.

b)	Currency risk

Foreign exchange risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company operates in the United States and Canada; it is therefore exposed to currency risk arising from transactions denominated in CAD. Currently, the Company does not have any foreign exchange hedge programs in place and manages its operational CAD requirements through spot purchases in the foreign exchange markets. Based on the magnitude of CAD financial assets and liabilities, the Company does not have material sensitivity to CAD to USD exchange rates.

c)	Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Company is exposed to the interest rate risk on its liabilities through its outstanding borrowings and the interest earned on cash balances. The Company monitors its exposure to interest rates and maintains an investment policy that focuses primarily on the preservation of capital and liquidity.

b)	Credit risk

Credit risk is the risk of a financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company is exposed to credit risk through its cash and cash equivalents. Cash and cash equivalents are held in large Canadian financial institutions that have high credit ratings assigned by international credit rating agencies.

c)	Market risk

The Company is exposed to market risk because of the fluctuating values of its publicly traded marketable securities. The Company has no control over these fluctuations and does not hedge its investments. Marketable securities are adjusted to fair value at each reporting date.